OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2012	2011

Accrued expenses	$3,887	$1,701
Accrued royalties to the OCS	-	1,364
Foreign currency derivative contracts	78	1,006
Contingent consideration payable	1,088	-
Others	712	341

	$5,765	$4,412